Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets:
Current assets	$ 68,267,506	$ 62,104,543
Non-current assets	183,390,390	200,565,714
Total assets	251,657,896	262,670,257
Liabilities:
Current liabilities	27,303,096	34,890,862
Non-current liabilities	112,659,175	93,106,962
Total liabilities	139,962,271	127,997,824
Empresas Cablevision
Assets:
Current assets	8,351,193	7,255,601
Non-current assets	19,935,495	21,178,757
Total assets	28,286,688	28,434,358
Liabilities:
Current liabilities	7,050,863	5,047,055
Non-current liabilities	1,727,061	3,461,020
Total liabilities	8,777,924	8,508,075
Net assets	$ 19,508,764	$ 19,926,283
Non-controlling interest	48.50%	48.80%
Sky
Assets:
Current assets		$ 6,812,940
Non-current assets		15,638,619
Total assets		22,451,559
Liabilities:
Current liabilities		3,255,555
Non-current liabilities		4,460,916
Total liabilities		7,716,471
Net assets		$ 14,735,088
Non-controlling interest		41.30%